SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Notes and other explanatory information [abstract]
Salaries and benefits			$ 565,206	$ 385,072
Subcontractors			136,690
Software and other			28,265	32,306
Depreciation			891	1,095
Cost of revenue	$ 193,396	$ 129,973	$ 731,052	$ 418,473